PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 101,027
Values at end of year	133,571	$ 101,027
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	178,127	149,349
Additions related to business combinations (note 26.18)	1,779	1,465
Additions	51,380	28,630
Disposals	(2,846)	(1,256)
Transfers	0	0
Translation	48	(61)
Values at end of year	228,488	178,127
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(77,100)	(61,816)
Additions	19,799	16,037
Disposals	2,009	812
Translation	27	59
Values at end of year	$ (94,917)	$ (77,100)
Computer equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 17,685
Values at end of year	24,776	$ 17,685
Computer equipment and software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	50,332	38,939
Additions related to business combinations (note 26.18)	269	1,075
Additions	17,644	10,900
Disposals	(1,462)	(592)
Transfers	0	0
Translation	17	10
Values at end of year	66,800	50,332
Computer equipment and software | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(32,647)	(25,277)
Additions	10,571	7,837
Disposals	1,216	496
Translation	22	29
Values at end of year	$ (42,024)	$ (32,647)
Furniture and office supplies
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 3,433
Values at end of year	5,732	$ 3,433
Furniture and office supplies | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	10,084	9,599
Additions related to business combinations (note 26.18)	781	222
Additions	3,709	625
Disposals	(418)	(489)
Transfers	0	89
Translation	51	38
Values at end of year	14,207	10,084
Furniture and office supplies | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(6,651)	(5,344)
Additions	2,073	1,464
Disposals	279	250
Translation	30	93
Values at end of year	$ (8,475)	$ (6,651)
Office fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 14,967
Values at end of year	25,387	$ 14,967
Office fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	51,568	50,357
Additions related to business combinations (note 26.18)	456	139
Additions	1,372	810
Disposals	(506)	(71)
Transfers	15,454	442
Translation	(42)	(109)
Values at end of year	68,302	51,568
Office fixtures | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(36,601)	(30,290)
Additions	6,811	6,413
Disposals	460	35
Translation	(37)	(67)
Values at end of year	$ (42,915)	$ (36,601)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 62
Values at end of year	229	$ 62
Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	79	108
Additions related to business combinations (note 26.18)	273	29
Additions	0	0
Disposals	(138)	(58)
Transfers	0	0
Translation	26	0
Values at end of year	240	79
Vehicles | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(17)	(28)
Additions	36	16
Disposals	54	31
Translation	12	4
Values at end of year	$ (11)	$ (17)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	50 years	50 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 12,723
Values at end of year	12,479	$ 12,723
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	13,907	13,821
Additions related to business combinations (note 26.18)	0	0
Additions	64	10
Disposals	0	0
Transfers	0	76
Translation	0	0
Values at end of year	13,971	13,907
Buildings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(1,184)	(877)
Additions	308	307
Disposals	0	0
Translation	0	0
Values at end of year	(1,492)	(1,184)
Lands
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	2,354
Values at end of year	2,354	2,354
Lands | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	2,354	2,354
Additions related to business combinations (note 26.18)	0	0
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation	0	0
Values at end of year	2,354	2,354
Lands | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	0	0
Additions	0	0
Disposals	0	0
Translation	0	0
Values at end of year	0	0
Properties under construction
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	49,803
Values at end of year	62,614	49,803
Properties under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	49,803	34,171
Additions related to business combinations (note 26.18)	0	0
Additions	28,591	16,285
Disposals	(322)	(46)
Transfers	(15,454)	(607)
Translation	(4)	0
Values at end of year	62,614	49,803
Properties under construction | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	0	0
Additions	0	0
Disposals	0	0
Translation	0	0
Values at end of year	$ 0	$ 0